INVENTORIES	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES	INVENTORIES
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2021 and December 31, 2020, is comprised of the following:

	June 30, 2021	December 31, 2020
Finished products	4,755	3,403
Production in process	4,345	3,305
Raw materials	5,336	3,839
Manufacturing supplies, spare parts and other [1]	1,850	1,781
Total	16,286	12,328
1.Manufacturing supplies, spare parts and other consist of spare parts of 1.4 billion and manufacturing and other of 0.5 billion as of June 30, 2021. Manufacturing supplies, spare parts and other consist of spare parts of 1.4 billion and manufacturing and other of 0.4 billion as of December 31, 2020.
The amount of write-downs of inventories to net realizable value and slow moving items recognized as an expense of 57 and 723 during the six months ended June 30, 2021 and 2020, respectively.